Fair Value Measurements (Schedule of Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	$ 1,055,338	$ 936,065
Liabilities	329,568	300,639
At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	27,368
Financial assets, at fair value		33,642
Financial liabilities, at fair value	(1,260)
At fair value [member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	1,059
Financial liabilities	(1,084)
At fair value [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(894)
At fair value [member] | Financial liabilities at fair value through profit or loss, category [member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(894)
At fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	26,309	33,642
Financial liabilities, at fair value	(176)
At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	1,059
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	26,309	33,642
Financial liabilities, at fair value	(1,260)
At fair value [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(894)
At fair value [member] | Interest rate swap liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(1,084)
At fair value [member] | Interest rate swap liability [Member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(1,084)
At fair value [member] | Interest rate swap liability [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(894)
At fair value [member] | Interest rate swap liability [Member] | Financial liabilities at fair value through profit or loss, category [member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(894)
At fair value [member] | Interest rate swap liability [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(1,084)
At fair value [member] | Interest rate swap liability [Member] | Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(894)
At fair value [member] | Metal Forward Sales Contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(124)
At fair value [member] | Metal Forward Sales Contracts [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(124)
At fair value [member] | Metal Forward Sales Contracts [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(124)
At fair value [member] | Fuel Forward Contracts Liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(52)
At fair value [member] | Fuel Forward Contracts Liability [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(52)
At fair value [member] | Fuel Forward Contracts Liability [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(52)
At fair value [member] | Investments in Equity Securities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	1,059
At fair value [member] | Investments in Equity Securities [Member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	1,059
At fair value [member] | Investments in Equity Securities [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	1,059
At fair value [member] | Trade Receivables Concentrate Sales [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	26,309
Financial assets, at fair value		33,642
At fair value [member] | Trade Receivables Concentrate Sales [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	26,309	33,642
At fair value [member] | Trade Receivables Concentrate Sales [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	26,309	33,642
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	136,006	85,823
Liabilities	225,216	227,171
Financial assets		85,823
Financial assets, at fair value	136,006
Financial liabilities	(66,600)	(75,561)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	136,006	85,823
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(225,216)	(227,171)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	198,315
Financial liabilities, at fair value		(153,933)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	26,140	37,357
Financial liabilities	(26,140)	(37,357)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(26,140)	(37,357)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	17,676	15,801
Financial liabilities	(17,676)	(15,801)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(17,676)	(15,801)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Share Units Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities		5,075
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Share Units Payable [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(5,075)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Share Units Payable [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(5,075)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Credit Facilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	119,850	109,430
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Credit Facilities [Member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(119,850)	(109,430)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Credit Facilities [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	120,000
Financial liabilities, at fair value		(110,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities		37,105
Financial liabilities	(38,766)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(37,105)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(38,766)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(78,315)
Financial liabilities, at fair value		(38,858)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	22,784	22,403
Financial liabilities	(22,784)	(22,403)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member] | Financial assets at amortised cost, category [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(22,784)	(22,403)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalent [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	131,898	83,404
Financial assets		83,404
Financial assets, at fair value	131,898
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalent [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	131,898	83,404
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	4,108	2,419
Financial assets		2,419
Financial assets, at fair value	4,108
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	$ 4,108	$ 2,419